Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Less: Deferred financing costs	$ (636)	$ (118,710)
Total debt	217,549	5,517,613
Less: Current portion	(217,549)	(1,165,021)
Long-term portion	0	4,352,592
6.5% Drill Rigs Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	0	800,000
$1.9 billion Secured Term Loan B Facility | Drilling Segment
Debt Instrument [Line Items]
Secured Debt	0	1,876,250
$1.3 billion Senior Secured Term Loan B Facility | Drilling Segment
Debt Instrument [Line Items]
Secured Debt	0	1,296,750
7.25% Ocean Rig Senior Unsecured Notes
Debt Instrument [Line Items]
Senior Notes	0	500,000
Secured Bridge Credit Facility
Debt Instrument [Line Items]
Secured Bridge Credit Facility	0	200,000
Secured Credit Facilities | Drybulk Segment
Debt Instrument [Line Items]
Secured Debt	218,185	685,410
Secured Credit Facilities | Tanker Segment
Debt Instrument [Line Items]
Secured Debt	$ 0	$ 277,913